SCHEDULE OF PROMISSORY NOTES (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Proceeds from notes payable - related parties						$ 513,200	$ 215,000
Principal value, repayment						(101,579)
Principal value, amortization	$ 0			$ 0		0	0
Unamortized discount and issuance costs, amortization						234,430		$ 6,566	$ 1,094,131
Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal value, beginning	2,699,094	$ 3,205,594	$ 2,498,369		$ 3,205,594	2,498,369
Unamortized discount and issuance costs, beginning	(29,468)	(67,441)	(11,380)		(67,441)	(11,380)
Convertible Notes Carrying Balance, beginning	$ 2,669,626	$ 3,138,153	$ 2,486,989		$ 3,138,153	$ 2,486,989
Weighted average interest rate, beginning	14.30%	15.80%	16.60%		15.80%	16.60%
Proceeds from notes payable - related parties			$ 690,558
Unamortized discount and issuance costs, issuance			(77,358)
Convertible Notes Carrying Balance, issuance			$ 613,200
Weighted Average Interest Rate, issuance			13.50%
Principal value, repayment	$ (31,579)	$ (50,000)	$ (20,000)
Unamortized discount and issuance costs, repayment
Convertible Notes Carrying Balance, repayment	$ (31,579)	$ (50,000)	$ (20,000)
Weighted Average Interest Rate, repayment	12.00%	24.00%	35.00%		12.00%	12.00%
Principal value, amortization			$ 36,667
Unamortized discount and issuance costs, amortization	20,616	37,973	21,297
Convertible Notes Carrying Balance, amortization	20,616	37,973	57,964
Principal value, conversion to equity		(456,500)
Unamortized discount and issuance costs, conversion to equity
Convertible Notes Carrying Balance, conversion to equity		$ (456,500)
Weighted Average Interest Rate, conversion to equity		24.00%
Principal value, ending	2,667,515	$ 2,699,094	3,205,594		$ 2,667,515	$ 2,667,515		2,498,369
Unamortized discount and issuance costs, ending	(8,852)	(29,468)	(67,441)		(8,852)	(8,852)		(11,380)
Convertible Notes Carrying Balance, ending	$ 2,658,663	$ 2,669,626	$ 3,138,153		$ 2,658,663	$ 2,658,663		$ 2,486,989
Weighted Average Interest Rate, ending	14.30%	14.30%	15.80%		14.30%	14.30%		16.60%